INCOME TAXES	12 Months Ended
Jun. 30, 2022
INCOME TAXES.
INCOME TAXES

18.        INCOME TAXES

The major components of income tax (benefit) / expense are:

	June 30,	June 30,	June 30,
	2022	2021	2020
	(US$’000)
Current tax:
Current year	3,324	3,876	1,850
Change in estimates related to prior year	(102)	80	201
	3,222	3,956	2,051
Deferred tax:
Origination and reversal of temporary differences	(825)	(2,062)	1,923
Changes in tax rates	(52)	24	270
Recognition of previously unrecognized tax losses	(4,332)	—	(1,907)
Recognition of previously unrecognized net deductible temporary differences	—	—	(22)
	(5,209)	(2,038)	264

Income tax (benefit) / expense charged to profit or loss	(1,987)	1,918	2,315

Income tax recognized in other comprehensive income related to hedging	(218)	—	—

Total income tax (benefit) / expense	(2,205)	1,918	2,315

The Group’s U.S. tax provision includes Ibex Global Solutions, Inc. and Ibex Receivable Solutions, Inc., which file separate income tax returns in the U.S. The Group’s tax provision also includes various foreign subsidiaries based in the UK, EU, Canada, Jamaica, Nicaragua, Pakistan, Senegal, Honduras, and the Philippines. These entities file income tax returns in their respective jurisdictions. No income tax provision has been calculated for Bermuda-based companies as there is no corporate income tax in Bermuda.

On February 28, 2021, Digital Globe Services, Inc. and TelSatOnline, Inc. were converted into single-member U.S. LLCs and placed under Ibex Global Solutions, Inc. Similarly, iSky, Inc. was converted into a single-member U.S. LLC on July 31, 2021 and placed under Ibex Global Solutions, Inc. Ibex Global Solutions, Inc. includes the results of these entities on its U.S. tax return.

Deferred tax expense for the year ended June 30, 2020 includes a non-recurring benefit of $0.6 million related to change in revenue and related costs recognition under IFRS15 - Revenue from contracts with customers.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes, as well as net operating losses and tax credit carry forwards. Deferred tax assets and liabilities are measured using the enacted tax rates that will apply to taxable income in the periods the deferred tax item is expected to be settled or realized. The tax effects of the Group’s temporary differences and carry forwards are as follows:

Tax effect of deductible / (taxable) temporary differences

	June 30,	June 30,
	2022	2021
	(US$’000)
Deductible temporary differences:
− Provisions and write-offs against accounts receivable	74	30
− Unpaid accrued expenses / compensation	1,319	2,446
− Tax credits carry-forward	2,454	967
− Net operating losses	5,732	834
− Property and equipment	264	385
− Lease liability (right of use assets)	7,406	5,692
− Net unrealized loss on hedging	218	—
	17,467	10,354
Taxable temporary differences:
− Property and equipment	(506)	(133)
− Right of use assets	(6,297)	(5,097)
− Intangible assets	(1,199)	(958)
	(8,002)	(6,188)
Net deferred tax assets	9,465	4,166

	June 30,	June 30,
	2022	2021
	(US$’000)
Deferred tax asset	9,465	4,252
Deferred tax liability	-	(86)
	9,465	4,166

Movement in deferred tax assets:

	June 30,	June 30,
	2022	2021
	(US$’000)
Opening deferred tax assets	4,166	2,106
Deferred tax benefit for the year	5,209	2,038
Foreign exchange and other rate differences	(128)	22
Deferred tax recognized in other comprehensive income	218	—
Net deferred tax assets	9,465	4,166

A deferred tax asset has not been recognized for the following gross amounts:

	June 30,	June 30,
	2022	2021
	(US$’000)
Unused tax losses	11,553	26,575
Deductible temporary differences	—	81
Unused tax losses and deductible differences - unrecognized	11,553	26,656

Deferred tax asset arising on the above amounts has not been recognized in these consolidated financial statements, as the management is of the prudent view that it is not probable that sufficient taxable profit will be available in the foreseeable future against which these temporary differences and unused tax losses can be utilized. Other factors considered include cumulative losses in recent years and non-existence of future reversals of existing taxable temporary differences. The unused tax losses will begin to expire in 2023.

At June 30, 2022, the Group’s US federal and state net operating loss carry forward for income tax purposes are $18.9 million (June 30, 2021: $15.9. million) and $32.2 million (June 30, 2021: $36.7 million) respectively which will begin to expire in 2029. At June 30, 2022, the Group’s U.S. federal tax credits carry forward for income tax purposes are $2.5 million (June 30, 2021: $1.0 million), which will begin to expire in 2039. The Group’s Canadian subsidiary has net operating loss carry forward of $2.2 million (June 30, 2021: $2.3 million), which will begin to expire in 2028. The Group’s UK and European subsidiaries have net operating loss carry forward of $6.5 million (June 30, 2021: $4.3 million), which can be carried forward indefinitely. The Group’s Luxembourg subsidiary has net operating loss carry forwards of $1.1 million (June 30, 2021: $1.2 million) which will begin to expire in 2037. The Group’s subsidiary in Senegal has net operating loss carry forward of $1.8 million (June 30, 2021: $2.7 million), which will begin to expire in 2023. These amounts are based on the income tax returns filed for the year ended June 30, 2021 and estimated amounts for the year ended June 30, 2022.

The Group is subject to income tax in several jurisdictions and significant judgment is required in determining the provision for income taxes. During the ordinary course of business, there are transactions and calculations for which the ultimate tax determination is uncertain. As a result, the Group recognizes tax liabilities based on estimates of whether additional taxes and interest will be due. There are no material uncertain tax treatments that would require adjustment to the income tax expense.

There are no income tax consequences attached to the payment of dividends by the Group to its shareholders.

Reconciliation of effective tax rate

Below is a reconciliation of tax expense and the accounting profit. As the Group’s key income generating operations are based in the US, United States federal income tax rate of 21% is used for the purpose of this reconciliation:

	June 30,	June 30,	June 30,
	2022	2021	2020
	(US$’000)
Profit for the year	22,990	2,847	7,770
Income tax (benefit) / expense	(1,987)	1,918	2,315
Net profit before income tax	21,003	4,765	10,085

	June 30,	June 30,	June 30,	June 30,	June 30,	June 30,
	2022	2022	2021	2021	2020	2020
	(%)	(US$’000)	(%)	(US$’000)	(%)	(US$’000)

Income tax expense using the applicable tax rate	21.0%	4,411	21.0%	1,001	21.0%	2,118
State taxes (net of federal tax effect)	3.0%	637	7.3%	349	12.9%	1,303
Effect of tax and exchange rates in foreign jurisdictions	(0.2)%	(52)	3.7%	175	(7.7)%	(776)
Foreign subsidiaries taxed at lower rate or tax exempt	(8.3)%	(1,734)	22.3%	1,064	1.9%	191
Non-deductible expenses / exempt income	1.4%	284	5.4%	256	3.3%	328
Employment and other tax credits	(7.1)%	(1,487)	(20.3)%	(967)	—%	—
Prior year provision / other items	(0.6)%	(117)	(3.8)%	(180)	(3.2)%	(320)
Unrecognized losses utilized during the year	(0.6)%	(136)	—%	—	10.1%	1,018
Change in unrecognized temporary differences	(18.1)%	(3,793)	4.6%	220	(15.3)%	(1,547)
	(9.5)%	(1,987)	40.2%	1,918	23.0%	2,315